Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of net book value of mineral property, plant and equipment [Table Text Block]
Net Book Value	Mineral Property	Plant and Equipment	Total
Balance - December 31, 2021	$422,077	$644	$422,721
Additions	8,318	-	8,318
Changes to environmental rehabilitation provision (Note 6)	11,206	-	11,206
Depreciation	-	(192)	(192)
Balance - December 31, 2022	441,601	452	442,053
Gross carrying value	488,769	2,166	490,935
Accumulated depreciation and impairment	$(47,168)	$(1,714)	$(48,882)

Net Book Value	Mineral Property	Plant and Equipment	Total
Balance - December 31, 2020	$414,709	$850	$415,559
Additions	7,038	-	7,038
Changes to environmental rehabilitation provision (Note 6)	330	-	330
Depreciation	-	(206)	(206)
Balance - December 31, 2021	422,077	644	422,721
Gross carrying value	469,245	2,166	471,411
Accumulated depreciation and impairment	$(47,168)	$(1,522)	$(48,690)

Disclosure of detailed information about mineral property, plant and equipment [Table Text Block]
Mineral Property	December 31, 2022	December 31, 2021
Mineral property acquisition and interest	$79,625	$79,625
Mine plan and development	54,356	53,085
Environmental	152,894	149,275
Consulting and wages	66,906	64,299
Reclamation and remediation (Note 6)	56,120	44,914
Site activities	31,622	30,801
Mine equipment	78	78
Total	$441,601	$422,077